Subsequent events	12 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent events As a result of the strategic review process, on September 28, 2026, the Board has approved the sale of the Company, subject to certain closing conditions.